Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Current Liabilities
Schedule of other current liabilities

	Thousands of Euros
	31/12/2018	31/12/2017
Salaries payable	153,160	129,519
Other payables	504	649
Deferred income	8,912	4,284
Advances received	6,613	9,945
Other current liabilities	169,189	144,397